Schedule of Property and Equipment (Details) - Titan Pharmaceuticals Inc [Member] - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, gross			$ 711
Less accumulated depreciation and amortization			(706)
Property and equipment, net	$ 5		5
Furniture and Fixtures [Member]
Property and equipment, gross			132
Computer Equipment [Member]
Property and equipment, gross			$ 579